Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) - RSUs [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding	32,690	0
Granted	157,600	41,036
Converted to common shares	(92,690)	(8,346)
Outstanding	97,600	32,690